Income Taxes - Deferred tax related to Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Taxes
Deferred tax assets, Total value	€ 3,742	€ 3,111
Deferred tax liabilities, Total value	3,742	3,121
Deferred tax assets, Netting	(3,742)	(3,111)
Deferred tax liabilities, Netting	(3,742)	(3,111)
Recognition of deferred tax liabilities in the statement of financial position		10
Non-current assets
Deferred Taxes
Deferred tax assets, Total value	2,669	2,378
Deferred tax liabilities, Total value	3,106	2,913
Intangible assets
Deferred Taxes
Deferred tax assets, Total value	2,596	2,341
Property, plant and equipment
Deferred Taxes
Deferred tax assets, Total value	72	37
Deferred tax liabilities, Total value	3,106	2,903
Financial assets
Deferred Taxes
Deferred tax assets, Total value	1
Deferred tax liabilities, Total value		10
Current assets
Deferred Taxes
Deferred tax assets, Total value	478	149
Inventories
Deferred Taxes
Deferred tax assets, Total value	475	123
Receivables and other assets
Deferred Taxes
Deferred tax assets, Total value	3	26
Non-current liabilities
Deferred Taxes
Deferred tax assets, Total value	442	446
Deferred tax liabilities, Total value	429
Provisions
Deferred Taxes
Deferred tax assets, Total value		10
Liabilities
Deferred Taxes
Deferred tax assets, Total value	442	436
Deferred tax liabilities, Total value	429
Current liabilities
Deferred Taxes
Deferred tax assets, Total value	153	138
Deferred tax liabilities, Total value	207	208
Provisions
Deferred Taxes
Deferred tax liabilities, Total value		47
Liabilities
Deferred Taxes
Deferred tax assets, Total value	153	138
Deferred tax liabilities, Total value	€ 207	€ 161